Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2022
Related Party Transactions [Abstract]
Summary of Components of the Capital Contributions
The components of the capital contributions from the Parent for the six months period ended June 30, 2022 and 2021 are as follows:

	Six Months Ended June 30,
	2022	2021
Stock-based compensation	$246	$79
Corporation allocated service excluding stock-based compensation	429	169
General cash financing activity	76	4,826

Total capital contributions from Parent	$751	$5,074